Equipment (Details) - Equipment - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Opening balance	$ 39	$ 39	$ 9	$ 39	$ 39
Additions			1
Closing balance	9	39	10	39	39
Accumulated depreciation
Opening balance	(28)	(28)	0	(21)	(20)
Depreciation			(1)	(2)	(1)
Closing balance	0	(28)	(1)	(23)	(21)
Net book value	9	11	$ 9	$ 16	$ 18	$ 9	$ 11	$ 19
Reorganization Adjustments
Cost
Opening balance	(30)
Closing balance		(30)
Accumulated depreciation
Opening balance	$ 28
Closing balance		28
Net book value		$ (2)